NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in Accumulated Other Comprehensive Income (Loss) by Component during the nine months ended March 31, 2016 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2015	$100,968
Foreign currency translation loss	(126,413)
Ending balance, March 31, 2016	$(25,445)

Changes in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2015 and 2014 were as follows:

Foreign
Currency
Items:
Beginning balance, June 30, 2013	$(244,589)
Foreign currency translation loss	(58,274)
Balance, June 30, 2014	(302,863)
Foreign currency translation gain	403,831
Ending balance, June 30, 2015	$100,968